Note 26 - Trade Payables - Components of Trade Payables (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade payables (I)	[1]	R$ 209.2	R$ 235.3
Related parties		407.9	420.5
Non-current		617.1	655.8
Trade payables (I)	[1]	23,867.7	18,182.1
Related parties, current		1,210.2	1,157.1
Current		25,077.9	19,339.2
Total		R$ 25,695.0	R$ 19,995.0

[1]	The nominal contractual amounts, including interest, amount to R$29,103 at December 31, 2021 (R$21,071 at December 31, 2020).